Annual Fund Operating Expenses - Capital Appreciation Portfolio	Oct. 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.